Leases (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Lease Assets
Finance lease assets	$ 0	$ 25,593,140
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation	Property, Plant, And Equipment, And Finance Right Of Use Asset, Excluding Lessor Asset Under Operating Lease, After Accumulated Depreciation
Operating lease ROU assets	$ 5,707,986	$ 3,147,381
Current
Current portion of finance lease	$ 0	$ 5,557,782
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Current portion of operating lease	$ 3,780,853	$ 2,061,541
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 3,780,853	$ 7,619,323
Non-current
Finance lease, net of current portion	$ 0	$ 0
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Operating lease, net of current portion	$ 3,310,116	$ 1,286,250
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Total	Total
Total	$ 3,310,116	$ 1,286,250
Property and equipment, net
Lease Assets
Finance lease assets	0	18,050,265
Real estate properties held for lease, net
Lease Assets
Finance lease assets	$ 0	$ 7,542,875